Stock-Based Compensation - Summary of Estimated Fair Value of Stock Option Awards (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		65.80%	60.00%
Risk-free interest rate		0.10%
Dividend yield	0.00%	0.00%	0.00%
Class A common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value (in dollars per share)		$ 5.49	$ 0.77
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	49.60%
Expected term (in years)	5 years	6 months	3 years
Risk-free interest rate	0.71%		1.40%
Fair value (in dollars per share)	$ 7.62
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	67.70%
Expected term (in years)	6 years 21 days	1 year 5 months 26 days	5 years
Risk-free interest rate	1.26%		1.43%
Fair value (in dollars per share)	$ 11.60